MANAGED PORTFOLIO SERIES

Advantus Dynamic Managed Volatility Fund

Advantus Managed Volatility Equity Fund

(the “Funds”)

Supplement dated June 1, 2017 to:

Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”)
for the Funds
dated December 29, 2016, as revised January 17, 2017 and February 9, 2017.

Effective June 1, 2017, Jeremy Gogos has been added as a portfolio manager to the Funds. The following disclosures are hereby revised to reflect the addition of Mr. Gogos as a portfolio manager.

Prospectus

Management, page 21

The disclosure under  “Portfolio Managers”  is restated as follows:

Portfolio Managers
The following individuals serve as the Fund’s primary portfolio managers and have managed the Fund since its inception in September 2015:

David M. Kuplic, CFA – Executive Vice President and Portfolio Manager, Advantus;
Craig M. Stapleton, CFA – Vice President and Portfolio Manager, Advantus; and
Jeremy Gogos, Ph.D., CFA - Associate Portfolio Manager, Advantus, since June 2017.

Management, page 27

The disclosure under “Portfolio Managers”  is restated as follows:

Portfolio Managers
The following individuals serve as the Fund’s primary portfolio managers and have managed the Fund since its inception in September 2015:

David M. Kuplic, CFA – Executive Vice President and Portfolio Manager, Advantus;
Craig M. Stapleton, CFA – Vice President and Portfolio Manager, Advantus; and
Jeremy Gogos, Ph.D., CFA - Associate Portfolio Manager, Advantus, since June 2017.

Additional Fund Information - Management of the Funds, page 46

The disclosure with respect to the Funds under “Portfolio Managers” is restated as follows:

The following persons serve as the primary portfolio managers for the Dynamic Managed Volatility Fund and the Managed Volatility Equity Fund:

Portfolio Manager and Title	Primary Portfolio Manager Since	Business Experience During Past Five Years
David M. Kuplic, CFA – Executive Vice President and Portfolio Manager, Advantus	September 2015	Executive Vice President and Director, Advantus since July 2007, President, Securian Funds Trust since July 2011
Craig M. Stapleton, CFA Vice President and Portfolio Manager, Advantus	September 2015	Vice President and Portfolio Manager, Advantus since December 2012; Portfolio Manager, Advantus since June 2012; Associate Portfolio Manager, Advantus since 2010
Jeremy Gogos, Ph.D., CFA Associate Portfolio Manager, Advantus	June 2017	Quantitative Analyst, Advantus since 2013; Senior Leader, Securian Financial Group 2007-2013

SAI:

Portfolio Managers, page 45
The disclosure under “Portfolio Managers” starting on page 45 of the SAI is restated as follows:

As disclosed in the Prospectus, Joseph R. Betlej, Lowell R, Bolken and Craig M. Stapleton are the portfolio managers for the Strategic Dividend Income Fund; Thomas B. Houghton, David W. Land and Daniel A. Henken are the portfolio managers for the Strategic Credit Income Fund; and David M. Kuplic, Craig M. Stapleton and Jeremy Gogos are the portfolio managers for the Dynamic Managed Volatility Fund and the Managed Volatility Equity Fund (each a “Portfolio Manager” and collectively, the “Portfolio Managers”).

The following table provides information regarding other accounts managed by the Portfolio Managers as of August 31, 2016:

		Accounts
Manager	Category	#	Total Assets	# Paying a Performance Fee	Total Assets Paying a Performance Fee
Joseph R. Betlej
	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	3	$208,878,782	0	$0
Lowell R. Bolken
	Registered investment companies	3	$944,556,179	0	$0
	Other pooled investment vehicles	2	$78,931,507	0	$0
	Other accounts	4	$262,015,158	0	$0

Accounts
Manager	Category	#	Total Assets	# Paying a Performance Fee	Total Assets Paying a Performance Fee
Craig M. Stapleton
	Registered investment companies	5	$900,419,301	0	$0
	Other pooled investment vehicles	2	$530,115,948	0	$0
	Other accounts	31	$15,742,697,662	0	$0
Thomas B. Houghton
	Registered investment companies	3	$1,255,637,435	0	$0
	Other pooled investment vehicles	6	$649,749,087	0	$0
	Other accounts	11	$1,108,075,208	0	$0
David W. Land
	Registered investment companies	3	$1,270,350,927	0	$0
	Other pooled investment vehicles	4	$402,304,643	0	$0
	Other accounts	11	$1,198,772,767	0	$0
David M. Kuplic
	Registered investment companies	5	$900,419,301	0	$0
	Other pooled investment vehicles	2	$530,115,948	0	$0
	Other accounts	29	$15,600,714,030	0	$0
Daniel A. Henken
	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Jeremy Gogos(1)
	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

(1)	Assets and amounts for Mr. Gogos are as of April 30, 2017.

Portfolio Managers – page 47

The share ownership table under “Portfolio Managers” on page 47 of the SAI is restated as follows:

As of August 31, 2016, the Portfolio Managers beneficially owned the following shares of the Funds:

Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned (None, $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001 - $500,000; $500,001-$1,000,000; Over $1,000,000)
Joseph R. Betlej	Strategic Dividend Income Fund	$100,001-500,000
Lowell R. Bolken	Strategic Dividend Income Fund	$100,001 - $500,000
Craig M. Stapleton	Strategic Dividend Income Fund	$100,001-$500,000
	Dynamic Managed Volatility Fund	$10,001-$50,000
	Managed Volatility Equity Fund	$10,001-$50,000
Thomas B. Houghton	Strategic Credit Income Fund	None
David W. Land	Strategic Credit Income Fund	None
Daniel Henken	Strategic Credit Income Fund	None
David M. Kuplic	Dynamic Managed Volatility Fund	None
	Managed Volatility Equity Fund	$50,001-$100,000
Jeremy Gogos(1)	Strategic Dividend Income Fund Managed Volatility Equity Fund	$1-$10,000 $1-$10,000
(1)	Ownership information for Mr. Gogos is as of April 30, 2017.

Thank you for your investment. If you have any questions, please call the Fund toll-free at 855-824-1355.

This supplement should be retained with your Prospectus, Summary Prospectus, and SAI for future reference.